Financial Instruments Risk - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Aug. 19, 2020 CAD ($)	Aug. 19, 2020 USD ($)	Apr. 29, 2020 CAD ($)	Mar. 06, 2020 CAD ($)	Nov. 25, 2019 CAD ($) $ / shares shares	Sep. 21, 2020 USD ($)	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 25, 2020 CAD ($)	Jun. 30, 2019 $ / shares	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($) $ / shares	Aug. 29, 2018 CAD ($)	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Amount of debt converted					$ 227,000,000
Conversion of notes, percent converted					99.00%
Conversion price (in CAD per share) | $ / shares					$ 39.40
Conversion of notes (in shares) | shares					5,761,260
Repayments of convertible borrowings				$ 2,300,000			$ 2,306,000		$ 0
Sale of investment, price (in CAD per share)			$ 0.80
Proceeds from disposal of investment in associate			$ 4,100,000
ATM supplement, net proceeds							$ 573,400,000	$ 426,800
ATM supplement, amount remaining										$ 214,500
Shelf prospectus, amount remaining										$ 60,000
Average share price (in CAD per share) | (per share)							$ 27.85	$ 20.73
Restructuring initiatives, expected reduction in SG&A staff							25.00%			25.00%
Restructuring initiatives, expected reduction in operational staff							30.00%			30.00%
Near-term cash obligations							$ 279,800,000
Cash and cash equivalents							162,179,000		172,727,000							$ 76,785,000
Borrowings							204,209,000		141,244,000
ATM supplement, gross proceeds						$ 36,670	$ 585,100,000	$ 435,500
ATM program, authorized amount remaining						177,800
Shelf prospectus, authorized amount remaining						$ 60,000
ATM program, maximum available (in shares) | shares							17,267,636			17,267,636
Shelf prospectus, maximum available (in shares) | shares							8,051,530			8,051,530
Share price (in USD per share) | $ / shares										$ 12.42
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables, non-government wholesale customers							$ 2,200,000		25,100,000
Provision for expected credit losses							$ 1,700,000		3,100,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable							10.00%			10.00%
Change in risk variable, impact on net loss							$ 41,800,000		48,900,000
Change in risk variable, impact on comprehensive loss							$ 2,626,000		20,545,000
Interest Rate Risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable							0.10%			0.10%
Change in risk variable, impact on net loss							$ 500,000		200,000
Change in risk variable, impact on comprehensive loss							$ 500,000		200,000.0
Price risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable							10.00%			10.00%
Change in risk variable, impact on net loss							$ 7,300,000		23,000,000
Change in risk variable, impact on comprehensive loss							6,100,000		23,000,000
First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum unrestricted cash balance required							35,000,000
Maximum borrowing capacity							264,400,000				$ 264,400,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity															$ 200,000,000.0
Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings							1,400,000
Facility A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity															50,000,000.0
Borrowings							0
Credit Facilities B and C | Interest Rate Risk
Disclosure of detailed information about borrowings [line items]
Borrowings							117,504,000
Facility B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity															$ 150,000,000.0
Borrowings							113,800,000
Facility B | Interest Rate Risk
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 146,200,000
Facility C
Disclosure of detailed information about borrowings [line items]
Borrowings							3,700,000
Convertible debenture, January 2019
Disclosure of detailed information about borrowings [line items]
Conversion price (in CAD per share) | $ / shares														$ 86.72
Share price (in USD per share) | $ / shares										$ 12.42		$ 93.84
Notional amount													$ 460,600,000	$ 345,000
Convertible debenture, January 2019 | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount							460,600,000
Exeter Property
Disclosure of detailed information about borrowings [line items]
Proceeds from disposal							8,607,000
Land | Exeter Property
Disclosure of detailed information about borrowings [line items]
Proceeds from disposal							$ 1,393,000
Land | Jamaica Property
Disclosure of detailed information about borrowings [line items]
Proceeds from disposal	$ 4,600,000	$ 3,500